As filed with the Securities and Exchange Commission on April 28, 1997 (File Nos. 33-95688 and 811-09084)


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 3

                                       to
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       and

                                 AMENDMENT NO. 5

                                       to
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               WEISS TREASURY FUND
               (Exact Name of Registrant as Specified in Charter)

               4176 Burns Road, Palm Beach Gardens, Florida 33410
                    (Address of Principal Executive Offices)


                 Registrant's Telephone Number: (561) 627-3300


            John N. Breazeale                     With a copy to:
      Weiss Money Management, Inc                Joseph R. Fleming, Esq.
            4176 Burns Road                      Dechert Price & Rhoads
Palm Beach Gardens, Florida 33410     Ten Post Office Square, South - Suite 1230
                                                    Boston, MA 02109

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective on April 30, 1997 pursuant to Rule 485(b).



The Registrant has elected to register an indefinite amount of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable herewith. The Registrant filed on February 20, 1997 its notice pursuant to Rule 24f-2 for the Registrant's initial fiscal period ended December 31, 1996.

                               WEISS TREASURY FUND

                              CROSS REFERENCE SHEET


         Post-Effective Amendment No. 3 contains the Prospectus and Statement of Additional Information to be used with Weiss Treasury Only Money Market Fund, Weiss Intermediate Treasury Fund, and Weiss Treasury Bond Fund, the three series of Weiss Treasury Fund (the "Trust").


                           Items Required by Form N-1A

PART A:

1        COVER PAGE:  Cover Page

2        SYNOPSIS:  Expense Information


3        CONDENSED FINANCIAL INFORMATION: Financial Highlights


4 GENERAL DESCRIPTION OF REGISTRANT: Investment Objectives, Policies and Risk Factors; Fund Organization and Management; Investment Restrictions

5        MANAGEMENT OF THE FUND(S):  Fund Organization and Management

6        CAPITAL STOCK AND OTHER SECURITIES: Fund Organization and Management;
         Dividends and Distributions; Taxes; Shareholder Services

7        PURCHASE OF SECURITIES BEING OFFERED: Fund Organization and Management;
         How to Invest in the Funds; Transaction Information; Shareholder
         Services

8        REDEMPTION OR REPURCHASE: Redeeming or Exchanging Fund Shares;
         Exchanging Shares; Transaction Information; Shareholder Services

9        PENDING LEGAL PROCEEDINGS: Not Applicable


PART B:

10       COVER PAGE: Cover Page

11       TABLE OF CONTENTS:  Table of Contents

12       GENERAL INFORMATION AND HISTORY: Organization of the Funds

13 INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives, Restrictions and Techniques; Portfolio Turnover

14       MANAGEMENT OF THE FUND(S): Trustees and Officers; Management
         Compensation

15       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Trustees and
         Officers

16       INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other
         Services

17       BROKERAGE ALLOCATION AND OTHER PRACTICES: Brokerage Allocation

18       CAPITAL STOCK AND OTHER SECURITIES:  Organization of the Funds

19 PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Buying Shares; Net Asset Value; Redemptions

20       TAX STATUS:  Taxes

21       UNDERWRITERS:  Investment Advisory and Other Services

22       CALCULATION OF PERFORMANCE DATA:  Performance Information

23       FINANCIAL STATEMENTS:  Financial Statements

                                                                  Prospectus

                                                                  April 30, 1997

WEISS TREASURY FUND

Weiss Treasury Only Money Market Fund
Weiss Intermediate Treasury Fund
Weiss Treasury Bond Fund*

4176 Burns Road
Palm Beach Gardens, FL 33410
(800) 289-8100

This Prospectus sets forth concisely the information about Weiss Treasury Only Money Market Fund, Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund, each a series of Weiss Treasury Fund (the "Trust"), that an investor should know before investing. Each of these series (individually, a "Fund" and collectively, the "Funds") represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.

  -- Weiss Treasury Only Money Market Fund seeks maximum current income consistent with capital preservation.

  -- Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund each seek a high level of income consistent with capital preservation.


The Funds are no-load funds, selling and redeeming their shares at net asset value without any sales charges, commissions or redemption fees. For complete details on how to purchase, redeem and exchange shares, please refer to "How to Invest in the Funds" on page 10.



Please read this Prospectus carefully and retain it for future reference. Additional information about the Funds is contained in the Funds' combined Statement of Additional Information dated April 30, 1997, which is filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information (the "SAI") is available upon request and without charge by writing or calling the Funds at the address or telephone number listed above. The SAI has been filed with the SEC and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT WEISS TREASURY ONLY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

* Shares of Weiss Treasury Bond Fund are not currently offered.

------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
------------------------------------------------------------------------------------------------------------
Expense Information..............................    2     Opening an Account.........................    10
Financial Highlights.............................    3     Adding to Your Investment..................    11
Investment Objectives, Policies and Risk
  Factors........................................    4     Redeeming or Exchanging Fund Shares........    11
Investment Restrictions..........................    6     Exchanging Shares..........................    12
Fund Organization and Management.................    6     Transaction Information....................    13
Dividends and Distributions......................    8     Shareholder Services.......................    15
Taxes............................................    9     Performance Information....................    16
How to Invest in the Funds.......................   10

--------------------------------------------------------------------------------
EXPENSE INFORMATION
--------------------------------------------------------------------------------
The purpose of the following tables is to assist investors in understanding the various costs and expenses that they would bear directly or indirectly by investing in any of the Funds. Further information regarding costs and expenses may be found under "Fund Organization and Management--Investment Manager" in this Prospectus and "Investment Advisory and Other Services--Investment Manager" in the Statement of Additional Information.

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Maximum Sales Load Imposed on Purchases                                                           None
Maximum Sales Load Imposed on Reinvested Dividends                                                None
Deferred Sales Load                                                                               None
Redemption Fees(1)                                                                                None
Exchange Fees                                                                                    $5.00

================================================================================
ANNUAL FUND OPERATING EXPENSES
Estimated for each Fund's fiscal year ending December 31, 1997 as a percentage of average net assets.
(After Fee Waivers and Expense Reimbursements)
--------------------------------------------------------------------------------

                                                                    DISTRIBUTION                  TOTAL FUND
                                                     MANAGEMENT     (RULE 12B-1)      OTHER        OPERATING
                                                       FEE(2)           FEE          EXPENSES(2)  EXPENSES(2)
-------------------------------------------------------------------------------------------------------------
Weiss Treasury Only Money Market Fund                   .00%            None           .50%          .50%
Weiss Intermediate Treasury Fund                        .00%            None           .50%          .50%
Weiss Treasury Bond Fund(3)                              N/A             N/A            N/A           N/A

================================================================================
EXAMPLE:
--------------------------------------------------------------------------------
Based on the level of total Fund operating expenses listed above, you would pay indirectly the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period:
--------------------------------------------------------------------------------

                                                                                       1 YEAR     3 YEARS
---------------------------------------------------------------------------------------------------------
Weiss Treasury Only Money Market Fund                                                   $  5        $16
Weiss Intermediate Treasury Fund                                                        $  5        $16
Weiss Treasury Bond Fund(3)                                                              N/A        N/A

================================================================================
THIS EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL FUND EXPENSES AND RETURNS VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THE AMOUNTS SHOWN.
------------
1 A $15 service fee may be charged for redemptions by wire.
2 The fees and expenses in the tables and examples above are based on the estimated fees and expenses that each Fund expects to incur in its fiscal year ending December 31, 1997, net of fee waivers and/or reimbursements from the Manager and other service providers. Without such waivers and/or reimbursements, the "Management Fee", "Other Expenses" and "Total Fund Operating Expenses" for each of the Funds would be as follows: Weiss Treasury Only Money Market Fund, .50%, .63% and 1.13%, respectively; and, Weiss Intermediate Treasury Fund, .50%, .95% and 1.45%, respectively. The Manager currently limits total Fund operating expenses for each of Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund to an annual rate of .50% of each Fund's average net assets. See "Fund Organization and Management--Investment Manager" for a more detailed discussion of the Funds' fees and expenses.
3 Shares of Weiss Treasury Bond Fund are not currently offered.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights for the initial period ended December 31, 1996, are derived from the Funds' financial statements audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon appears in the Trust's Annual Report dated December 31, 1996. This information should be read in conjunction with the Financial Statements and Notes thereto that appear in the Trust's Annual Report, which are incorporated by reference into the Statement of Additional Information.



FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*
DECEMBER 31, 1996

                                                                     WEISS
                                                                    TREASURY            WEISS
                                                                      ONLY          INTERMEDIATE
                                                                  MONEY MARKET        TREASURY
                                                                      FUND              FUND
                                                                  ------------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD:                               $   1.00           $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                 0.02              0.33
  Net realized and unrealized gain/(loss) on investments                  --              0.01
                                                                  ------------      -------------
     Total from investment operations                                   0.02              0.34
                                                                  ------------      -------------
LESS DISTRIBUTIONS:
  From net investment income                                           (0.02)            (0.33)
                                                                  ------------      -------------
NET ASSET VALUE, END OF PERIOD:                                     $   1.00           $ 10.01
                                                                  ===========       ==========
TOTAL RETURN                                                            4.67%(3)          6.82%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 11,127           $ 2,760
Ratio of expenses to average net assets(1)                              0.50%(3)          0.50%(3)
Ratio of net investment income to average net assets(2)                 4.54%(3)          6.39%(3)
Portfolio turnover                                                       N/A                 0%

------------
1 The annualized expense ratios before waivers and reimbursement of expenses for the period ended December 31, 1996 for Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund would have been 7.69% and 21.51%, respectively.
2 The annualized net investment income/(loss) ratios before waivers and reimbursement of expenses for the period ended December 31, 1996 for Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund would have been (2.65)% and (14.62)%, respectively.
3 Annualized.
* Commencement of operations was June 28, 1996.

------------------------------------------------------
INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS
------------------------------------------------------

The Funds' investment manager, Weiss Money Management, Inc. (the "Manager"), uses a variety of different investments and investment techniques in seeking to achieve each Fund's investment objective. Each Fund does not use all of the investment techniques described below. Investors should consider which Fund best meets their investment goals. Although each Fund will attempt to achieve its investment objective, there is no assurance it will be successful.


Except as otherwise indicated, the Funds' investment objectives and policies are not fundamental and may be changed without shareholder approval. If such a change occurs, each shareholder should consider whether the Fund remains an appropriate investment in light of his or her then current financial position and needs. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.


WEISS TREASURY ONLY MONEY MARKET FUND


The investment objective of Weiss Treasury Only Money Market Fund is to seek maximum current income consistent with preservation of capital. The Fund pursues its objective by investing exclusively in U.S. Treasury securities, and repurchase agreements secured by such obligations. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily which are paid monthly. Under certain circumstances the Fund may not be able to maintain a stable net asset value.


Under normal circumstances, at least 80% of the Fund's total assets will be invested in U.S. Treasury securities, and no more than 20% of the Fund's net assets will be invested in repurchase agreements backed by such obligations. For temporary defensive or emergency purposes, the Fund may invest up to 100% of its assets in cash or other investment companies that invest primarily in U.S. Treasury securities or repurchase agreements. Accordingly, the Fund is appropriate for investors who are seeking a high degree of credit safety but who are unwilling to accept stock or bond market risk. The income earned by the Fund fluctuates with changes in interest rates.

The Fund will invest only in those securities that conform to the credit quality standards established under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Manager shall determine whether a security presents minimal credit risk under procedures adopted by the Board of Trustees. The securities in which the Fund may invest must have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act) and the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less.


Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds. If the amendments are adopted, the Fund intends to qualify with such new requirements.


WEISS INTERMEDIATE TREASURY FUND
WEISS TREASURY BOND FUND


Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund offer to investors two alternatives for participating in the fixed income securities market. The investment objective of each Fund is to seek a high level of income consistent with preservation of capital. Each Fund pursues its objective by investing exclusively in U.S. Treasury securities, including repurchase agreements collateralized by such obligations, and other investment companies that invest primarily in U.S. Treasury securities or repurchase agreements. Under normal circumstances, Weiss Intermediate Treasury Fund's dollar-weighted average portfolio maturity will be between three and ten years. There is no maturity limitation on the individual portfolio securities purchased for Weiss Treasury Bond Fund, and the dollar-weighted average maturity of the Fund will vary with market conditions.


Each Fund normally invests at least 80% of its assets in U.S. Treasury securities, including repurchase agreements collateralized by such obligations. Currently each Fund intends to invest 100% of its assets in such instruments including investment companies that invest primarily in U.S. Treasury securities and repurchase agreements. For temporary defensive or emergency purposes, each Fund may invest up to 100% of its assets in cash or other investment companies that invest primarily in U.S. Treasury securities and repurchase agreements. Each Fund may invest in a variety of U.S. Treasury securities, including bonds, notes and bills. The value of each Fund's portfolio (and consequently its shares) is expected to fluctuate inversely in relation to changes in the direction of interest rates.

INVESTMENTS

--U.S. TREASURY SECURITIES. Each Fund invests primarily in U.S. Treasury securities, which are direct obligations of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities and times of issuance. For example, Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. The payment of principal and interest on U.S. Treasury securities is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality.

--REPURCHASE AGREEMENTS. As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements that mature within seven days or less with selected banks and broker-dealers. When a Fund enters into a repurchase agreement, it buys securities for a specified price and agrees to resell the securities to the seller at a higher price at some future date, normally one to seven days from the time of initial purchase.

--ZERO COUPON SECURITIES. Zero coupon securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date. Such securities are issued and traded at a discount to their face amounts or par value.

--WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when-issued or forward delivery basis. When-issued securities involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit a Fund to lock in a price or yield on a security it intends to purchase or sell regardless of future interest rate changes. At the time of settlement, the market value of the security may be more or less than at the time of commitment.


--OTHER INVESTMENT COMPANIES. Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund (and Weiss Treasury Only Money Market

Fund for temporary, defensive or emergency purposes) may each invest in the securities of other mutual funds investing primarily in U.S. Treasury securities and repurchase agreements subject to applicable securities regulations. When a Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses a Fund pays in connection with its own operations.


SPECIAL RISK FACTORS

--U.S. TREASURY SECURITIES. Because short-term interest rates can fluctuate substantially over short periods, income risk to shareholders (i.e., the potential for a decline in a Fund's income due to falling interest rates) with respect to the Funds' investments in short-term U.S. Treasury securities is expected to be high. As interest rates change, the values of such securities will also fluctuate.

--REPURCHASE AGREEMENTS. If the seller of the securities under a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and be subject to higher losses to the extent such disposal is delayed.

--ZERO COUPON SECURITIES. Generally, the market prices of zero coupon securities are more volatile than the prices of securities that pay interest periodically in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

--WHEN ISSUED SECURITIES. Securities purchased on a when-issued or delayed delivery basis are subject to market price fluctuation, and losses may result if the value or yield of the security to be purchased declines prior to the settlement date.

------------------------------------------------------
INVESTMENT RESTRICTIONS
------------------------------------------------------

Each Fund has adopted the following fundamental policies which cannot be changed without shareholder approval:

--Each Fund may not make loans, except that a Fund may lend its portfolio securities. The entry into repurchase agreements and the purchase of debt instruments are not deemed to be loans for purposes of this restriction.

--Each Fund may not borrow money except for temporary or emergency purposes or in connection with reverse repurchase agreements, provided that the Fund maintains asset coverage of 300% for all borrowings. The Funds have no current intention to engage in reverse repurchase agreements during the coming year.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' combined Statement of Additional Information.

------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT
------------------------------------------------------

ORGANIZATION OF THE FUND

Each of the Funds is a diversified series of Weiss Treasury Fund, an open-end management investment company registered under the 1940 Act. The Trust was organized on August 10, 1995 as a Massachusetts business trust. The Board of Trust-ees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to each Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust.

Shareholders have one vote for each share held on matters on which they are entitled to vote. Separate votes are taken by each Fund only if a matter affects or requires the vote of only that Fund. The Funds are not required to and do not currently intend to hold annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies, or approving certain contracts. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

INVESTMENT MANAGER


Weiss Money Management, Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410, is the investment adviser to each of the Funds, and is responsible for the day-to-day management of their respective portfolios. The Manager is controlled (as that term is defined in the 1940 Act) by Martin D. Weiss, its sole director and shareholder. The Manager has been advising individuals, trusts, corporations and other business entities since 1988 but has no previous experience advising registered investment companies ("mutual funds"). Under investment advisory agreements with each of the Funds, the Manager provides continuous advice and recommendations concerning each Fund's investments. The Funds have each agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of .50% of average net assets, with respect to Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund, and .70% of average net assets, with respect to Weiss Treasury Bond Fund.



The Manager voluntarily limits total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of .50% of the average net assets of Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund, which may lower each Fund's expenses and increase its yield. This voluntary expense limitation may be terminated or revised at any time, at which point the affected Fund's expenses may increase and its yield may be reduced.



John N. Breazeale is the portfolio manager for each of the Funds. Mr. Breazeale is the President of Weiss Money Management, Inc., and President and Chairman of the Board of Trustees of the Trust. Mr. Breazeale has been a portfolio manager with the Manager since 1994. Mr. Breazeale has over 25 years' experience in the securities industry and has provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc.


The Manager pays the compensation and expenses of all trustees, officers and executive employees of the Trust who are affiliated persons of the Manager. Each Fund is responsible for all its other expenses, including fees and expenses incurred in connection with membership in investment company organizations, brokers' commissions, legal, auditing and accounting expenses, taxes and governmental fees, the fees and expenses of the Transfer Agent, the expenses or fees for registering or qualifying Fund securities for sale, the cost of printing and distribut-ing reports and notices to shareholders, the fees and disbursements of custodians, and the fees and expenses of trustees, officers and employees of the Trust who are not affiliated with the Manager.

DISTRIBUTOR

Each Fund's shares are sold on a continuous basis by Weiss Funds, Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410, a registered broker-dealer (the "Distributor") and wholly-owned subsidiary of the Manager.

ADMINISTRATOR


PFPC, Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 ("PFPC"), performs various administrative and accounting services for each Fund. These services include maintenance of books and records, preparation of governmental filings and shareholder reports and computation of net asset values and dividend distributions. For its administrative services, PFPC receives a fee, payable monthly, at the rate of .10% per annum of the average daily net assets of each Fund, plus any reasonable out-of-pocket expenses.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND
CUSTODIAN

PFPC serves as the Funds' transfer agent, dividend disbursing agent and registrar. In its capacity as transfer agent, dividend disbursing agent and registrar, PFPC performs bookkeeping, data processing and administrative services incidental to the maintenance of shareholder accounts. PNC Bank, 200 Stevens Drive, Lester, Pennsylvania 19113, serves as custodian for the Funds' portfolio securities and cash.

PORTFOLIO TRANSACTIONS

Purchases and sales of fixed income securities on behalf of a Fund are generally placed by the Manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Such trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.



------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
------------------------------------------------------

The Funds intend to distribute substantially all of their respective investment income and any net realized capital gains. Net investment income for each Fund consists of all interest income accrued on the Fund's assets, less all actual and accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. Each Fund's expenses, including the management fee payable to the Manager, are accrued each day.

Distributions by a Fund are reinvested in the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. Dividends are declared daily. Weiss Treasury Only Money Market Fund intends to distribute dividends on the last business day of each month. Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund intend to distribute taxable income quarterly, and distribute net capital gains realized during each fiscal year annually before each Fund's fiscal year end on December 31. Each Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement.

------------------------------------------------------
TAXES
------------------------------------------------------

Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, a Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax.

Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Each year each Fund will notify shareholders of the tax status of dividends and distributions.

Investments in zero coupon securities will result in income to a Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Further information relating to federal tax consequences is contained in the Statement of Additional Information.

The foregoing discussion of federal tax consequences is intended for general information only. Distributions of a Fund which are derived from interest on U.S. Treasury securities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Fund.

------------------------------------------------------
HOW TO INVEST IN THE FUNDS
------------------------------------------------------

BUYING SHARES


Purchase orders for shares of Weiss Treasury Only Money Market Fund which are received by the Transfer Agent on any business day prior to 12:00 noon New York time receive the net asset value per share next determined after receipt of the order by the Transfer Agent and are executed that day. Purchase orders received after 12:00 noon New York time receive the net asset value per share next determined after receipt of the order by the Transfer Agent and are executed the following business day. Federal funds must be immediately available to the Fund's Custodian in order for the Transfer Agent to execute a purchase order on a given day. Shares of the Fund begin to earn dividends on the day the purchase order is executed.



Purchase orders for shares of Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund which are received by the Transfer Agent prior to 4:00 p.m. New York time on any business day are priced according to the net asset value per share determined on that day. Immediately available Federal funds must be received by the Funds' Custodian prior to 4:00 p.m. New York time on the first business day following receipt of the order, at which time the order will be executed. Shares generally begin to earn dividends on the day your purchase order is executed.



Purchases by check are executed on the day the check is received in good order by the Transfer Agent and begin earning dividends on the day the purchase order is executed. Purchases are made in full and fractional shares. Shareholders may not purchase shares of a Fund with a check issued by a third party and endorsed over to the Fund. Checks for investment must be payable to the Fund in which you are investing.



Fund shares may be purchased without a sales charge if you purchase them through the Fund's Distributor. Broker-dealers other than the Distributor may assess transaction charges in connection with purchases of Fund shares.


Please see "Transaction Information" later in this Prospectus for additional information on buying, redeeming and exchanging Fund shares.

------------------------------------------------------
OPENING AN ACCOUNT
------------------------------------------------------

MINIMUM INVESTMENT

The minimum initial investment in a Fund is $1,000.

--BY MAIL

Complete an account application and mail it along with a check payable to the Fund in which you are investing to:
      Weiss Treasury Fund
      P.O. Box 8969
      Wilmington, DE 19899-8969


--BY WIRE

Ask your bank to send immediately available funds by wire to:
      PNC Bank N.A.
      Philadelphia, PA 19103
      ABA No. 031000053
      DDA Account # 86-1030-3574
      Further Credit to: (Shareholder Name and
      Account Number)

The wire should include your name, address and taxpayer identification number and the name of the Fund in which you are investing. An account application indicating the name in which the purchase is to be made must be completed and mailed by you to the address under "Opening an Account--By Mail" above via overnight delivery or sent by facsimile transmission. Purchase money will be returned promptly in the event an account application is not received timely. Please call the Funds' Transfer Agent at (800) 430-9617 for additional information prior to making a purchase by wire and consult your bank regarding bank wire or other charges.

------------------------------------------------------
ADDING TO YOUR INVESTMENT
------------------------------------------------------

MINIMUM INVESTMENT

The minimum amount required to make subsequent investments is $100.

--BY MAIL

Make a check payable to the Fund in which you are investing and mail to the address shown above in "Opening an Account--By Mail." Please be sure to include your account number on the check or, if you prefer, use the tear off form attached to your regular Fund account statement.


--BY WIRE

Ask your bank to send immediately available funds by wire to:
      PNC Bank N.A.
      Philadelphia, PA 19103
      ABA No. 031000053
      DDA Account # 86-1030-3574
      Further Credit to: (Shareholder Name and
      Account Number)

The wire should include your name and account number. Please call the Funds' Transfer Agent at (800) 430-9617 regarding purchases by wire and consult your bank regarding bank wire or other charges.

--AUTOMATIC INVESTMENT PLAN

Please call (800) 430-9617 for more information and to request an election form. See "Shareholder Services--Automatic Investment Plan."

------------------------------------------------------
REDEEMING OR EXCHANGING FUND SHARES
------------------------------------------------------

REDEEMING SHARES

The Funds mail redemption proceeds within three business days following the receipt of a redemption request in proper form as described below, except in the case of shares recently purchased by check. The Funds may delay payment of redemption proceeds for shares purchased by check until the check clears, which may take up to 15 days from the purchase date. Once the purchase check has cleared, redemption proceeds will be sent within three business days.

Redemptions in the amount of $50,000 or more require a signature guarantee. Please refer to "Signature Guarantees" later in this Prospectus for more information.

The redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call (800) 430-9617 for more information.

--BY TELEPHONE

Call (800) 430-9617 and speak with a Weiss Treasury Fund service representative anytime between 8:30 a.m. and 5:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000 and must be sent to the shareholder's address of record. See "Transaction Information--Telephone Transactions" below.

--BY MAIL

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in "Opening an Account--By Mail." Please be sure to include your account number in your request.



--BY WIRE


If you have selected wire redemption privileges on your account application, you may redeem your shares by wire. Send a letter of instruction to the Funds in the same manner as described under "Redeeming Shares--By Mail" or you may call (800) 430-9617. Redemptions by wire must be in the amount of at least $1,000. A $15 service fee may be charged for redemptions by wire.


--AUTOMATIC WITHDRAWAL PLAN

Call (800) 430-9617 for more information and to request an election form. See "Shareholder Services--Automatic Withdrawal Plan."

------------------------------------------------------
EXCHANGING SHARES
------------------------------------------------------

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call (800) 430-9617 for more information.

This exchange privilege is available only in states where a Fund's shares may be legally sold.

MINIMUM INVESTMENT


A minimum initial investment must be made to establish an account into which exchange proceeds may be invested. If you are opening an account in a different Fund by exchange, the shares being exchanged must be at least equal in value to the minimum investment requirement for the Fund into which exchange proceeds are being invested. A $5 fee is assessed for each exchange transaction.


--BY TELEPHONE

Call (800) 430-9617 and speak with a Weiss Treasury Fund service representative anytime between 8:30 a.m. and 5:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000. See "Transaction Information--Telephone Transactions" below.

--BY MAIL OR FAX

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in "Opening an Account--By Mail" or, if by fax, call (800) 430-9617 for additional information. Please be sure to include in your instructions:
      -- the dollar amount or number of shares you wish to exchange;
      -- your account number;
      -- the name of the Fund you are exchanging from;
      -- the name of the Fund you are exchanging into; and -- a daytime telephone number at which you can be reached.

------------------------------------------------------
TRANSACTION INFORMATION
------------------------------------------------------

NET ASSET VALUE


For purposes of processing purchase and redemption orders, the net asset value per share of Weiss Treasury Only Money Market Fund is calculated as of 12:00 noon and as of the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. New York time, on each business day except those holidays which the Exchange or the Federal Reserve Bank observe.



Each of Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund values its shares on each day the Exchange is open for trading as of the close of regular trading, normally 4:00 p.m. New York time.



On those days where the Funds' Custodian or the Exchange closes early as a result of such day being a partial holiday or otherwise, the Funds reserve the right to advance on that day the time by which purchase and redemption requests must be received.



The Funds' Administrator determines net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting liabilities attributable to the Fund and then dividing the result by the number of shares outstanding. The assets of Weiss Treasury Only Money Market Fund are valued at amortized cost. The assets of Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund are valued at market value or if market value cannot be readily obtained, at fair value as determined by the Board of Trustees. Debt securities held by the Funds that have maturities of less than sixty days are valued at amortized cost.


PURCHASES BY CHECK


The minimum dollar amount of shares of Weiss Treasury Only Money Market Fund that may be purchased by check is $1,000. With respect to all of the Funds, if you purchase shares with a check that does not clear, your purchase order will be canceled and you will be liable for any losses or fees a Fund or the Transfer Agent has incurred. Checks must be drawn on a U.S. bank.


TELEPHONE TRANSACTIONS


Shareholders automatically receive the Telephone Exchange Privilege. If a shareholder does not wish to have this privilege, he or she must initial the Telephone Exchange Authorization portion of the account application. The Telephone Exchange Privilege allows a shareholder to effect exchanges from one Fund into an identically registered account in one of the other Funds by calling
(800) 430-9617. Neither the Fund nor the Transfer Agent will be liable for following instructions communicated by telephone reasonably believed to be genuine and a loss to the shareholder may result due to an unauthorized transaction. The Fund and the Transfer Agent will employ reasonable procedures (which may include one or more of the following: recording all telephone calls requesting telephone exchanges, verifying authorization and requiring some form of personal identification prior to acting upon instructions, and sending a statement each time a telephone exchange is made) to confirm that instructions communicated by telephone are genuine. The Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions only if such reasonable procedures are not followed. Of course, shareholders are not obligated in any way to execute a telephone exchange and may choose to make an exchange in writing. During periods of drastic economic or market changes, it is possible that the Telephone Exchange Privilege may be difficult to implement. In this event, shareholders should follow the other exchange procedures discussed under "Exchanging Shares," including the procedures for processing exchanges through securities dealers.


SIGNATURE GUARANTEES

Certain types of redemption requests must include a signature guarantee for each name in which the account is registered. Signature guarantees must accompany redemption requests for: (i) an amount in excess of $50,000 per day; (ii) any amount, if the redemption proceeds are to be sent elsewhere than the address of record on the Fund's books; or (iii) an amount of $50,000 or less if the address of record has been changed on the Fund's books for less than 60 days, although the Transfer Agent reserves the right to require signature guarantees on all redemptions. Signature guarantees can be obtained from a bank, trust company, credit union, savings association, broker-dealer or other member of a national securities exchange, or other eligible guarantor institution. Signature guarantees by notaries public are not acceptable. Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

TAX IDENTIFICATION NUMBER


When you complete your account application, please be sure to certify that your Social Security or tax identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. Federal tax law requires the Funds to withhold 31% of taxable dividends, capital gains distributions and redemption proceeds from most accounts without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Funds reserve the right to reject account applications without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Funds also reserve the right to redeem shares from accounts without such information upon 30 days' notice. Shareholders may avoid redemption by providing the Funds with a tax identification number during the notice period.


SUBMINIMUM ACCOUNTS

The Funds reserve the right to involuntarily redeem an account if, after 30 days' written notice, the account's net asset value falls and remains below a $500 minimum due to share redemptions and not market fluctuations.

SUSPENSION OF TRADING

Purchase and redemption orders may be suspended on days when the Exchange is closed, closes early as a result of such day being a partial holiday or otherwise, when trading is restricted or otherwise as permitted by the SEC.

REDEMPTIONS IN KIND

In unusual circumstances, the Funds may make payment in readily marketable portfolio securities at their market value equal to the redemption price.

SHORT-TERM TRADING

The Funds and the Transfer Agent may restrict purchase transactions (including exchanges) when a pattern of frequent purchases and redemptions in response to short-term fluctuations in a Fund's share price appears evident.

------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------

CHECKWRITING PRIVILEGES


You may elect to redeem shares by writing checks against your account balance in Weiss Treasury Only Money Market Fund for at least $250 by completing a Weiss Treasury Fund signature card. Your fund investments will continue to earn dividends until your purchase check is presented to the Fund for payment. Checks will be returned by the Funds' Transfer Agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written. For additional information call (800) 430-9617.


AUTOMATIC INVESTMENT PLAN

You may elect to have money automatically transferred from your bank account into your Fund account(s) at regular intervals of your choice. Your bank account must be a checking, NOW or bank money market account maintained at a domestic financial institution that is an Automated Clearinghouse Member. A minimum investment of $50 per transaction is required for participation in the Automatic Investment Plan. Please call (800) 430-9617 for additional information.

AUTOMATIC WITHDRAWAL PLAN

You may elect to have money automatically withdrawn from your Fund account on a monthly, quarterly, semi-annual or annual basis in the amount of $100 or more. The automatic withdrawal will be made on or about the 25th day of each month. Please call (800) 430-9617 for additional information.

DIVIDEND REINVESTMENT PLAN

Dividends will be automatically reinvested in additional fund shares unless otherwise indicated on the account application. Please call (800) 430-9617 for additional information.

CROSS REINVESTMENT PRIVILEGE

You may want to have your dividends received from a Fund automatically invested in shares of any other Fund in the Weiss family of funds. Investments will be made at a price equal to the net asset value of the acquired shares next determined after receipt of the distribution proceeds by the Transfer Agent. In order to qualify for the Cross Reinvestment Privilege, the value of your account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement. There are no subsequent investment requirements for amounts to which dividends are directed nor are service fees currently charged for effecting these transactions. The election to cross-reinvest dividends will not affect the tax treatment of such dividends, which will be treated as received by you and then used to purchase shares of the acquired fund. Please call (800) 430-9617 for additional information.

INDIVIDUAL RETIREMENT ACCOUNTS


The Funds offer Individual Retirement Account ("IRA") plans, which generally allow a maximum annual contribution of $2,000 per person. PNC Bank, which serves as custodian or trustee under each Fund's IRA plan, charges certain nominal fees for the annual maintenance of such accounts. Please call (800) 430-9617 for additional information.

------------------------------------------------------
PERFORMANCE INFORMATION
------------------------------------------------------

All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

Each Fund may quote its performance in advertisements or shareholder communications, including reports, newsletters and sales literature. Total return for each Fund may be calculated on an average total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Average total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions. Yield refers to income generated by an investment in a Fund over a specified 30-day period, for Weiss Treasury Bond Fund and Weiss Intermediate Treasury Fund, and specified 7-day period for Weiss Treasury Only Money Market Fund. Yield is expressed as an annualized percentage. Effective yield is expressed similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested and will reflect the effects of compounding.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               Please call us at
                                 (800) 289-8100
                                       or

                                 (561) 627-3300

                               Weiss Funds, Inc.
                                  Distributor
                                4176 Burns Road
                          Palm Beach Gardens, FL 33410

                                  April, 1997


                                         [THE WEISS TREASURY FUNDS LOGO BLACK]
                                          [THE WEISS TREASURY FUNDS LOGO BLUE]
                                           TREASURY ONLY MONEY MARKET FUND
                                                INTERMEDIATE TREASURY FUND
                                                        TREASURY BOND FUND


                                                                PROSPECTUS
                                                             (ENCLOSED)

                               WEISS TREASURY FUND

                                 4176 Burns Road
                          Palm Beach Gardens, FL 33410
                                 (800) 289-8100

--------------------------------------------------------------------------------

                       Statement of Additional Information

                                 April 30, 1997


--------------------------------------------------------------------------------


                                MONEY MARKET FUND
                      Weiss Treasury Only Money Market Fund


                               FIXED-INCOME FUNDS
                        Weiss Intermediate Treasury Fund
                            Weiss Treasury Bond Fund


This Statement of Additional Information pertains to the funds listed above, each of which is a separate series of Weiss Treasury Fund, a Massachusetts business trust (the "Trust"). Each of these series (individually, a "Fund" and collectively, the "Funds") represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Fund is managed separately by Weiss Money Management, Inc. (the "Manager").


This Statement of Additional Information is not a prospectus and should be read in conjunction with the combined Prospectus for the Funds dated April 30, 1997, copies of which may be obtained from the Trust without charge by writing to the above address or by calling (800) 289-8100.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES, RESTRICTIONS AND TECHNIQUES ...................      1
      INVESTMENT OBJECTIVES ..........................................      1
      INVESTMENTS ....................................................      1
      INVESTMENT RESTRICTIONS ........................................      4

TRUSTEES AND OFFICERS ................................................      8

MANAGEMENT COMPENSATION ..............................................      9

INVESTMENT ADVISORY AND OTHER SERVICES ...............................     10
      INVESTMENT MANAGER .............................................     10
      DISTRIBUTOR ....................................................     11
      ADMINISTRATOR ..................................................     11
      TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN ........     11

PERFORMANCE INFORMATION ..............................................     11

BUYING SHARES ........................................................     15

REDEMPTIONS ..........................................................     16

DIVIDENDS AND DISTRIBUTIONS ..........................................     16

TAXES ................................................................     16

BROKERAGE ALLOCATION .................................................     19

PORTFOLIO TURNOVER ...................................................     20

NET ASSET VALUE ......................................................     20

INDEPENDENT ACCOUNTANTS ..............................................     21

FINANCIAL STATEMENTS .................................................     21

ADDITIONAL INFORMATION ...............................................     21

INVESTMENT OBJECTIVES, RESTRICTIONS AND TECHNIQUES

Each Fund's investment objective is discussed in the Prospectus and summarized below. There is no assurance that the Funds will achieve their respective objectives. The investment objectives of the Funds are not fundamental and may be changed by the Trustees without shareholder approval. Unless otherwise stated, the Funds' policies are not fundamental.

INVESTMENT OBJECTIVES

WEISS TREASURY ONLY MONEY MARKET FUND

The investment objective of Weiss Treasury Only Money Market Fund is to seek maximum current income consistent with preservation of capital. The Fund pursues its objective by investing exclusively in U.S. Treasury securities and repurchase agreements secured by such obligations. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily. Under certain circumstances the Fund may not be able to maintain a stable net asset value.

WEISS INTERMEDIATE TREASURY FUND,
WEISS TREASURY BOND FUND


Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund offer to investors two alternatives for participating in the fixed income securities market. The investment objective of each Fund is to seek a high level of income consistent with preservation of capital. Each Fund pursues its objective by investing exclusively in U.S. Treasury securities, including repurchase agreements collateralized by such obligations and other investment companies that invest primarily in U.S. Treasury securities or repurchase agreements. Under normal circumstances, Weiss Intermediate Treasury Fund's dollar-weighted average portfolio maturity will be between three and ten years. There is no maturity limitation on the individual portfolio securities purchased for Weiss Treasury Bond Fund, and the dollar-weighted average maturity of the Fund will vary with market conditions.


INVESTMENTS

U.S. TREASURY SECURITIES

The Funds invest primarily in direct obligations of the U.S. Treasury (e.g., Treasury bills, notes, and bonds). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality. U.S. Treasury securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

In general, investing in debt securities involves both interest rate and credit risk. As a rule, the value of debt instruments rises and falls inversely with interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Debt securities with longer maturities generally are more volatile than those with shorter maturities.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with selected brokers-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which the purchaser (i.e., a Fund) purchases a U.S. Government or other high quality short-term debt obligation (an "Obligation") and the seller agrees at the time of sale to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Funds' custodian. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Funds, that utilize them. Such risks are not unique to the Funds but are inherent in repurchase agreements. Each Fund seeks to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that a Fund does not have a perfected security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Fund utilizes custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Funds will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days' or less notice. Such repurchase agreements will be regarded as illiquid instruments. Each Fund currently intends to limit its investments in repurchase agreements to those with maturities of less than seven days.

The Fund may also enter into repurchase agreements with any party deemed creditworthy by the Manager, including broker-dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.

ZERO COUPON SECURITIES. Each Fund may invest up to 10% of its assets in zero coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity.

Current federal income tax law requires holders of zero coupon securities to report the portion of any original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations thereunder, a Fund must distribute its investment company taxable income, including any original issue discount accrued on zero coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of any accrued original issue discount on these bonds, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

Generally, the market prices of zero coupon securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


OTHER INVESTMENT COMPANIES. Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund (and Weiss Treasury Only Money Market Fund for temporary, defensive or emergency purposes) may each invest in the securities of other mutual funds investing primarily in U.S. Treasury securities and repurchase agreements subject to applicable securities regulations. When a Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses a Fund pays in connection with its own operations.


WHEN-ISSUED SECURITIES. When a Fund purchases new issues of securities on a when-issued basis, the Fund's custodian will establish a segregated account for the Fund consisting of cash, U.S. Treasury securities or other high-grade debt securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates (i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise). For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. In other words, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment. Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

INVESTMENT RESTRICTIONS

As indicated in the Prospectus, the Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund) are present or represented by proxy. As a matter of fundamental policy, a Fund may not:

      (1) with respect to 75% of its total assets taken at market value purchase more than 10% of the voting securities of any one issuer; or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government and securities of other investment companies;

      (2) borrow money, except as a temporary measure for extraordinary or emergency purposes, or except in connection with reverse repurchase agreements, provided that the Fund maintains asset coverage of 300% for all borrowings;

      (3) purchase any securities which would cause 25% or more of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government. (For purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.)

      (4) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
            (ii) securities secured by real estate or interest therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

      (5) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

      (6) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans; and

      (7) issue senior securities, except as appropriate to evidence indebtedness which the Fund is permitted to incur and except for shares of the separate classes or series of the Trust.

As a matter of nonfundamental policy, a Fund may not:

      (a) purchase or retain securities of any open-end investment company or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event, the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

      (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

      (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (.5%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (.5%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

      (d) purchase securities on margin, make short sales or maintain a short position, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities;

      (e) invest more than 10% of its net assets in securities which are not readily marketable, the disposition of which is restricted under federal securities laws, or in repurchase agreements not terminable within 7 days; or invest more than 5% of its total assets in restricted securities;

      (f) with the exception of U.S. Government securities, purchase securities of any issuer with a record of less than three years of continuous operations, including predecessors, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

      (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government;

      (h)   purchase or sell any put or call options or any combination thereof;

      (i)   enter into futures contracts or purchase options thereon;

      (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

      (k) borrow money (including reverse repurchase agreements), except as a temporary measure for emergency purposes, and not in excess of 5% of its total assets taken at market value, or borrow other than from banks; however, in the case of reverse repurchase agreements, the Fund may invest in such agreements with entities other than banks subject to total asset coverage of 300% for such agreements and all borrowings;

      (l)   purchase warrants;

      (m)   purchase or sell real estate limited partnership interests; and

      (n) lend securities, if the value of securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made, provided that the loans are fully collateralized and marked to market daily, and provided further that the entry of a Fund into repurchase agreements and the purchase of debt instruments are not deemed to be loans for purposes of this restriction. None of the Funds currently intends to make loans of portfolio securities that would amount to greater than 5% of the Fund's total assets in the coming year.


With respect to fundamental policy (2), a Fund may not purchase securities when borrowing exceeds 5% of the Fund's total assets. With respect to nonfundamental policy (a), above, to the extent that any of the Funds invest in securities of other investment companies, the Trust and the Manager will ensure that there will be no duplication of advisory fees. Further, no sales load will be paid by a Fund in connection with such investments.


Whenever an investment objective, policy or restriction set forth in the Prospectus or this Statement of Additional Information states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

ORGANIZATION OF THE FUNDS

Each of the Funds is a diversified series of Weiss Treasury Fund, an open-end management investment company registered under the 1940 Act. The Trust was organized on August 10, 1995 as a Massachusetts business trust. The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to each Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust.


The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, $.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this combined Statement of Additional Information and in the Prospectus.


The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes nor of changing the method of distribution of shares of a Fund.


The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


The Funds are not required to and do not currently intend to hold annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies, or approving certain contracts. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Shares of the Funds are presently offered through the use of a prospectus that combines disclosure about each of the Funds. The use of a combined prospectus by two or more Funds may cause one Fund to be liable to purchasers of shares of another Fund for misstatements in the prospectus concerning the other Fund.

TRUSTEES AND OFFICERS


         The Trustees and Executive Officers of the Trust, their business addresses and their principal occupations during the past five years are as follows:



==========================================================================================

                                 Position                  Principal Occupation(s)
Name, Address and Age            with the Trust            during past 5 years

==========================================================================================


John N. Breazeale(1), 50         President and Chairman    President, Weiss Money
                                 of Board of Trustees      Management, Inc. (1995 -
                                                           present).  Director of
                                                           Investments, Weiss Money
                                                           Management, Inc. (1994 - 1995).
                                                           Portfolio Manager, Mackenzie
                                                           Investment Management Inc.
                                                           (1988 - 1994).

Neal J. Andrews, 31              Treasurer                 Vice President and a Director of
103 Bellevue Parkway                                       Investment Accounting,
Wilmington, DE  19809                                      PFPC, Inc. (April 1992 -
                                                           present).   Senior Audit
                                                           Supervisor, Price Waterhouse
                                                           L.L.P. (1987 - 1992).


Sharon A. Parker(1), 35          Secretary                 Vice President, Weiss Money
                                                           Management, Inc. (November
                                                           1993 - present).  Director of
                                                           Client Relations, Weiss Money
                                                           Management, Inc. (April 1990 -
                                                           November 1993).


Joseph R. Fleming, 42            Assistant Secretary       Partner, Dechert Price &
Ten Post Office Square - South                             Rhoads (1990 - present).
Boston, MA  02109


Martin D. Weiss(1), 50           Trustee                   Editor of "Safe Money Report";
                                                           President, Weiss Group, Inc.
                                                           (1971 - present), President,
                                                           Weiss Money Management, Inc.
                                                           (November 1980 - April 1995).

Esther S. Gordon, 55             Trustee*                  Retired.  Formerly Assistant
422 Woodview Circle                                        Manager with Southern Bell
Palm Beach Gardens, FL  33410                              (1965 - 1994).


Robert L. Lehrer, 63             Trustee*                  President, Wyndmoor Industries
P.O. Box 1679                                              Inc. (1957 - present).  Registered
18711 Southeast Lakeside Way                               securities broker.
Jupiter, FL  33468-1679

Donald Wilk, 59                  Trustee*                  President, Donald Wilk
6044 Petaluma Drive                                        Corporation (1990 - present).
Boca Raton, FL  33433                                      Computer sales and credit card
                                                           processing.


----------------------------


(1)   4176 Burns Road
      Palm Beach Gardens, FL 33410



* Indicates persons who are "non-interested" Trustees of the Trust.



         As of April 1, 1997, all Trustees and officers of the Trust as a group owned beneficially less than 1% of the shares of each of the Funds outstanding on such date. To the best knowledge of the Funds, no person owned beneficially more than 5% of any of the Funds.


MANAGEMENT COMPENSATION*


===================================================================================================

                                                                                    Total
                                            Pension or Retire-                      Compensation
                             Aggregate      ment benefits        Estimated Annual   from Trust and
                             Compensation   Accrued as Part      Benefits Upon      Fund Complex
Name (Position)              from Trust     of Trust Expenses    Retirement         Paid to Trustee

===================================================================================================


John N. Breazeale            None           None                 None               None
(President and Chairman)

Neal J. Andrews              None           None                 None               None
(Treasurer)

Sharon A. Parker             None           None                 None               None
(Secretary)

Joseph R. Fleming            None           None                 None               None
(Assistant Secretary)

Esther S. Gordon             $2,000         None           None           $2,000
(Trustee)

Robert L. Lehrer             $2,000         None           None           $2,000
(Trustee)

Donald Wilk                  $2,000         None           None           $2,000
(Trustee)

Martin D. Weiss               None          None           None           None
(Trustee)



* Each non-interested Trustee receives an annual fee of $2,000 plus reimbursement for out-of-pocket expenses for serving in that capacity. Since the Trust has not completed its first full year of operations, compensation information provided in the above table is estimated for the current fiscal year based upon payments made during the Trust's initial fiscal period ended December 31, 1996.


INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT MANAGER


As stated in the Prospectus, the Trust, on behalf of each Fund, has entered into Investment Advisory Agreements with the Manager, Weiss Money Management, Inc. Under these Advisory Agreements, the Manager provides continuing investment management for each Fund consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased for or sold by the Fund. The Manager is controlled (as that term is defined in the 1940 Act) by Martin D. Weiss, its sole director and shareholder.



The Funds have each agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of .50% of average net assets, with respect to Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund, and .70% of average net assets, with respect to Weiss Treasury Bond Fund. The Manager voluntarily limits total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of .50% of the average net assets of Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund, which may lower each Fund's expenses and increase its yield. This voluntary expense limitation may be terminated or revised at any time, at which point the affected Fund's expenses may increase and its yield may be reduced. For the period ended December 31, 1996, the Manager voluntarily waived all of its advisory fees, which waivers amounted to $13,504 and $3,552, respectively, for Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund. For the same period, the Manager agreed to reimburse Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund $116,549 and $81,672, respectively, in order to maintain total Fund operating expenses at .50% of each Fund's average net assets.


The Manager is responsible for fees and expenses of Trustees, officers and employees of the Trust who are affiliated with the Manager. Each Fund is responsible for all of its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payments for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; taxes and governmental fees; transfer agent fees; the cost of preparing share certificates or other share-related expenses, such as expenses of issuance, sale, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Manager;

the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Fund is also responsible for expenses of shareholder meetings and expenses incurred in connection with litigation proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

DISTRIBUTOR


Each Fund's shares are sold on a continuous basis by Weiss Funds, Inc. (the "Distributor"), 4176 Burns Road, Palm Beach Gardens, Florida 33410, a registered broker-dealer and wholly-owned subsidiary of the Manager. For the period ended December 31, 1996, the Distributor received no underwriting commissions for the sale of Fund shares.


ADMINISTRATOR


PFPC, Inc. , Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 ("PFPC"), performs various administrative services for each Fund. These services include maintenance of books and records, preparation of certain governmental filings and shareholder reports and computation of net asset values and dividend distributions. For its administrative services, PFPC receives a fee, payable monthly, of .1 of 1% (.10%) per annum of the average daily net assets of each Fund, plus any out-of-pocket expenses. For the period ended December 31, 1996, PFPC received $9,146 from Weiss Treasury Only Money Market Fund after voluntarily waiving $42,459. For the same period, PFPC received $9,033 from Weiss Intermediate Treasury Fund after voluntary fee waivers totaling $42,472.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN

PFPC serves as the Funds' transfer agent, dividend disbursing agent and registrar. In its capacity as transfer agent, dividend disbursing agent and registrar, PFPC performs bookkeeping, data processing and administrative services incidental to the maintenance of shareholder accounts. For transfer agency and shareholder services, the Funds pay the Transfer Agent a base fee plus annual fees of $18 per open account for daily distribution funds and $12 per open account for quarterly distribution funds, payable in equal monthly installments. The Funds also pay an annual fee of $4 to the Transfer Agent for each account that is closed, and reimburses the Transfer Agent monthly for out-of-pocket expenses.

PNC Bank, 200 Stevens Drive, Lester, Pennsylvania 19113, serves as custodian for the Funds' portfolio securities and cash.

PERFORMANCE INFORMATION


From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:


AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                  T = (ERV/P)1/n - 1

      Where:

      P     =     a hypothetical initial investment of $1,000.
      T     =     average annual total return.
      n     =     number of years.
      ERV   =     ending redeemable value:
                  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


Average annual total return of Weiss Intermediate Treasury Fund for the period from June 28, 1996 (commencement of operations) through December 31, 1996 was 6.82%. The average annual total return percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers. Without the voluntary waivers and reimbursements, the Fund's average annual total return for the same period would have been (7.47)%.


CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):

                  C = (ERV/P) - 1

      Where:

      C     =     Cumulative Total Return.
      P     =     a hypothetical initial investment of $1,000.
      ERV   =     ending redeemable value:
                  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


Cumulative total return of Weiss Intermediate Treasury Fund for the period from June 28, 1996 (commencement of operations) through December 31, 1996 was 3.44%.


TOTAL RETURN


Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return. The total return percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers. Without the voluntary waivers and reimbursements, the Fund's total return for the same period would have been (3.90)%.


CAPITAL CHANGE

Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

YIELD

WEISS TREASURY BOND FUND,
WEISS INTERMEDIATE TREASURY FUND

Yield for these two Funds is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                  Yield = 2[(a-b/cd + 1)6 -1]
      Where:

      a     =     dividends and interest earned during the period.
      b     =     expenses accrued for the period (net of reimbursements).
      c     =     the average daily number of shares outstanding during that period that were entitled to receive dividends.
      d     =     the maximum offering price per share on the last day of the period.


The yield of Weiss Intermediate Treasury Fund for the 30-day period ended December 31, 1996 was 5.60%. The yield percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers. Without the voluntary waivers and reimbursements, the Fund's yield for the same 30-day period would have been (3.64)%.


Quotations of a Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of a Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of a Fund's expenses. In periods of declining interest rates, a Fund's quoted yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, a Fund's quoted yield will tend to be somewhat lower.

WEISS TREASURY ONLY MONEY MARKET FUND

CURRENT YIELD: Current yield is the net annualized yield based on a specified 7 calendar-days calculated at simple interest rates. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period and dividing such change by the value of the account at the beginning of the base period to obtain the base-period return. The base-period return is then annualized by multiplying it by 365/7; the resultant product equals net annualized current yield.


The current yield of Weiss Treasury Only Money Market Fund for the seven-day period ended December 31, 1996 was 4.51%. The current yield percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers. Without the voluntary waivers and reimbursements, the Fund's current yield for the same seven-day period would have been 0.86%.


EFFECTIVE YIELD: Effective yield for Weiss Treasury Only Money Market Fund is the net annualized yield for a specified 7 calendar-days assuming a reinvestment in Fund shares of all dividends during the period (i.e., compounding). Effective yield is calculated by using the same base-period return used in the calculation of current yield, except that the base-period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1


The Fund's effective yield for the seven-day period ended December 31, 1996 was 4.61%. The effective yield percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers. Without the voluntary waivers and reimbursements, the Fund's effective yield for the same seven-day period would have been 0.86%.


As described above, current yield and effective yield are based on historical earnings, show the performance of a hypothetical investment and are not intended to indicate future performance. Current yield and effective yield will vary based on changes in market conditions and the level of Fund expenses.

COMPARISON OF PORTFOLIO PERFORMANCE

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and the statistics published by the Small Business Administration.

From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. A Fund (except for a money market fund) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

From time to time, in marketing and other Fund literature, Trustees and officers of a Fund, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage a Fund. In addition, the assets that Manager has under management in various geographical areas may be quoted in advertising and marketing materials.

Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in a Fund. The description may include a "risk/return spectrum" which compares the Fund to other Weiss funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risk/returns associated with an investment in bond or equity funds also will depend upon currency exchange fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Evaluation of Fund performance made by independent sources may also be used in advertisements concerning a Fund, including reprints of, or selections from, editorials or articles about a Fund.

BUYING SHARES


Share purchases are executed at the net asset value next calculated after a purchase order is received by the Fund's transfer agent in good order as described in the Prospectus under "Opening an Account" and "Adding to Your Investment". Purchases are made in full and fractional shares.


Fund shares may be purchased without a sales charge if you purchase them through the Fund's Distributor. Broker-dealers other than the Distributor may assess transaction charges in connection with purchases of Fund shares.


Shares generally begin to earn dividends on the day your purchase order is executed. Purchases by check are executed on the day the check is received in good order by the Transfer Agent and begin earning income on the day the purchase order is executed.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"). Shares of the Trust may be used as a funding medium for an IRA. Eligible individuals may establish an IRA by adopting a custodial account available from PNC Bank, which may impose a charge for establishing and/or maintaining the account.

REDEMPTIONS


The Trust may suspend the right of redemption of shares of a Fund and may postpone payment: (i) for any period during which the New York Stock Exchange (the "Exchange") is closed, other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the Shareholders of the Trust, or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.


The Trust agrees to redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Fund's portfolio, although the Trust has no current intention to do so. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

DIVIDENDS AND DISTRIBUTIONS

All of the Funds intend to distribute substantially all of their respective investment income and any net realized capital gains. Net investment income for each Fund consists of all interest income accrued on the Fund's assets, less accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. Each Fund's expenses, including the management fee payable to the Manager, are accrued each day.

Distributions by a Fund are reinvested in the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. Dividends are declared daily. Weiss Treasury Only Money Market Fund intends to distribute dividends on the last business day of each month. Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund intend to distribute taxable income quarterly, and distribute net capital gains realized during each fiscal year annually before each Fund's fiscal year end on December 31.


The net income of a Fund is determined as of the close of regular trading on the Exchange, usually 4:00 p.m. New York time on each day the Exchange is open for trading.


TAXES


The following is a general discussion of certain tax rules thought to be applicable with respect to a Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in a Fund.


GENERAL. Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks and securities)) held less than three months (the "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in securities of any other issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to shareholders, if at least 90% of its investment company taxable income for the taxable year is distributed. Each Fund intends to distribute such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid that tax, each Fund must distribute during each calendar year an amount equal to
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record at some date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taken into account by shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Because it is not anticipated that any portion of a Fund's gross income will consist of dividends from domestic corporations, no portion of the dividends paid by a Fund to its corporate shareholders is expected to qualify for the dividends received deduction. Distributions of net capital gains, if any, which are designated as capital gain dividends are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends received deduction. The tax treatment of distributions from a Fund is the same whether the dividends are received in cash or in additional shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares.


DISCOUNT. Certain of the bonds purchased by the Funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for Federal income tax purposes as income earned by a Fund even though the Fund doesn't actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest.


In addition, some of the bonds may be purchased by a Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any bond having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by the Fund at a constant rate over the time remaining to the bond's maturity.

BACKUP WITHHOLDING. Each Fund generally will be required to report to the IRS all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number;
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

OTHER TAXATION. The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by a Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from state and local taxation. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

BROKERAGE ALLOCATION


To the maximum extent feasible, the Manager places orders for portfolio transactions through the Distributor, which in turn places orders on behalf of each Fund with other broker-dealers. The Distributor receives no commissions, fees or other remuneration from a Fund for this service. Allocation of brokerage is supervised by the Manager. For the initial period ended December 31, 1996, neither Fund paid any brokerage commissions in connection with portfolio transactions.



The primary objective of the Manager in placing orders for the purchase and sale of securities for each Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. national securities exchange transactions) where applicable, size of order, difficulty of execution and skill required of the executing broker-dealer. The Manager seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Manager reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.


Each Fund's purchases and sales of fixed-income securities are generally placed by the Manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.


When it can be done consistently with the policy of obtaining the most favorable net results, it is the Manager's practice to place such orders with broker-dealers who supply research, market and statistical information to the Funds. The term "research market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Manager is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. The Manager does not place orders with brokers or dealers because the broker or dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.



Although certain research, market and statistical information from broker-dealers may be useful to a Fund and to the Manager, it is the opinion of the Manager that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Manager's staff. Such information may be useful to the Manager in providing services to clients other than a Fund and not all such information is used by the Manager in connection with the Fund. Conversely, such information provided to the Manager by broker-dealers through whom other clients of the Manager effect securities transactions may be useful to the Manager in providing services to a Fund.

The Trustees of the Trust review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

PORTFOLIO TURNOVER

Fund securities may be sold in an effort to improve a Fund's overall investment return. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. A 100% turnover rate occurs, for example, if all of the Fund's portfolio securities are sold and either repurchased or replaced within one year. For purposes of determining portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.


A higher portfolio turnover rate involves correspondingly higher brokerage commissions and other transaction costs, which will be borne directly by the affected Fund. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. The portfolio turnover rate for each Fund's initial fiscal period is provided in the Prospectus under "Financial Highlights".


NET ASSET VALUE


The net asset value per share of each Fund is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number shares of the Fund outstanding. Net asset value for Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund is computed once daily as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time) on each day the Exchange is open for trading. For purposes of processing purchase and redemption orders, the net asset value per share of Weiss Treasury Only Money Market Fund is calculated as of 12:00 noon and as of the close of regular trading on the Exchange on each business day except those holidays which the Exchange or the Federal Reserve Bank observe. The Exchange is normally closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when the Funds' Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the Funds reserve the right to advance on that day the time by which purchase and redemption requests must be received.


WEISS TREASURY ONLY MONEY MARKET FUND

Weiss Treasury Only Money Market Fund uses the amortized cost method of security valuation, as permitted under Rule 2a-7 under the 1940 Act. Under this method, securities acquired by the Fund are valued at cost on the date of acquisition and thereafter assume a constant accretion of discount or amortization of premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instruments.

WEISS INTERMEDIATE TREASURY FUND
WEISS TREASURY BOND FUND


Debt securities, other than short-term securities, are valued at bid prices supplied by a Fund's pricing agent and reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board of Trustees believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If no such bid quotation is available, the Manager may calculate the price of that debt security, subject to limitations established by the Board of Trustees.

If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.


INDEPENDENT ACCOUNTANTS



The Financial Statements incorporated by reference herein have been so included in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, 200 South Biscayne Blvd., Suite 1900, Miami, FL 33131, and given on the authority of that firm as experts in accounting and auditing.



FINANCIAL STATEMENTS



The audited financial statements of Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund for the fiscal period ended December 31, 1996, including the Financial Highlights and Notes to Financial Statements, are attached hereto and incorporated by reference into this Statement of Additional Information in their entirety.


ADDITIONAL INFORMATION

Dechert Price & Rhoads, Ten Post Office Square--South, Boston, MA 02109 serves as counsel to the Trust and the Funds.

PART C.  OTHER INFORMATION


Item 24 Financial Statements and Exhibits

       (a)   Financial Statements:


             Included in Part A:
             - Financial Highlights



             Incorporated by reference in Part B:
             - Schedule of Investments
             - Statement of Assets and Liabilities
             - Statement of Operations
             - Statement of Changes in Net Assets
             - Financial Highlights
             - Notes to Financial Statements


       (b)   Exhibits:

    1. (a)   Declaration of Trust of the Registrant dated August 10,1995.(1)

       (b) Establishment and Designation of Shares of Beneficial Interest, $.01 Par Value Per Share.(1)

    2. By-Laws of the Registrant dated August 10, 1995.(1)

    3. Not applicable.

    4. Not applicable.


    5. (a)   Investment Advisory Agreement between the Registrant, on behalf of
Weiss Treasury Only Money Market Fund, and Weiss Money Management, Inc. is filed herein.



       (b) Investment Advisory Agreement between the Registrant, on behalf of Weiss Intermediate Treasury Fund, and Weiss Money Management, Inc. is filed herein.



       (c) Investment Advisory Agreement between the Registrant, on behalf of Weiss Treasury Bond Fund, and Weiss Money Management, Inc. is filed herein.



    6. Distribution Agreement between the Registrant and Weiss Funds, Inc. is filed herein.


    7. Not applicable.

    8.  (a)   Custodian Agreement between the Registrant and PNC Bank is filed herein.



        (b) Letter Agreement to Custodian Agreement between the Registrant and PNC Bank is filed herein.



        (c) Transfer Agency and Service Agreement between the Registrant and PFPC, Inc. is filed herein.



        (d) Letter Agreement to Transfer Agency and Service Agreement between the Registrant and PFPC, Inc. is filed herein.



        (e) Administration and Accounting Services Agreement between the Registrant and PFPC, Inc. is filed herein.



        (f) Letter Agreement to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc. is filed herein.


    9.  Not applicable.


    10. Opinion and Consent of Dechert Price & Rhoads was filed with Registrant's most recent Rule 24f-2 Notice on February 20, 1997 and is incorporated by reference herein.



    11. Opinion and Consent of Coopers & Lybrand L.L.P. is filed herein.


    12. Not Applicable.

    13. Copy of Investment Representation Letter from Initial Shareholder.(2)

    14. Form of Weiss Individual Retirement Plan.(2)

    15. Not applicable.


    16. Schedule for Computation of Performance Quotations is filed herein.



    17. Financial Data Schedules are filed herein.



    18. Not applicable.


------------------------

(1) Incorporated by reference to Registrant's initial Registration Statement on Form N-1A.

(2) Incorporated by reference to Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A.

Item 25 Persons Controlled By or Under Common Control With Registrant

      Not applicable.

Item 26 Number of Holders of Securities


      Fund                                                  Record Holders

           Weiss Treasury Only Money Market Fund (4/1/97)
           Shares of beneficial interest:                         894

           Weiss Intermediate Treasury Fund (4/1/97)
           Shares of beneficial interest:                         447

           Weiss Treasury Bond Fund (4/1/97)
           Shares of beneficial interest:                           1


Item 27 Indemnification

      A policy of insurance covering Weiss Money Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.


       Reference is made to Article IV of the Registrant's Declaration of Trust, dated August 10, 1995, filed with the Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.


Item 28 Business and Other Connections of Investment Adviser


       Reference is made to the Form ADV dated March 14, 1997 of Weiss Money Management, Inc. (SEC File No. 801-33726), investment adviser to Weiss Treasury Only Money Market Fund, Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund. The information required by this Item 28 is incorporated by reference to such Form ADV.


Item 29 Principal Underwriters

      (a)   Not applicable.

      (b)    Name,
             Business             Positions and Offices    Positions and Offices
             Address(1)           with Underwriter         with Registrant

            John N. Breazeale     President                Chairman of the Board
                                                           and President

            Martin D. Weiss       Director                 Trustee

            Sharon A. Parker      Vice President           Secretary



            (1)   4176 Burns Road
                  Palm Beach Gardens, FL  33410



      (c)   Not applicable.


Item 30 Location of Accounts and Records


      Weiss Money Management Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410; PFPC, Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809; PNC Bank, 200 Stevens Drive, Lester, Pennsylvania 19113.


Item 31 Management Services

      Not applicable.

Item 32 Undertakings

      (a)   Not applicable.

      (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered, upon request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts, on the 28th day of April, 1997.


                                       WEISS TREASURY FUND


                                       By:                      *
                                           -----------------------
                                           John N. Breazeale
                                           President

*By:  /s/ JOSEPH R. FLEMING
    -----------------------
      Joseph R. Fleming
      Attorney-in-fact


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



      Signatures              Title                        Date
      ----------              -----                        ----

            *                 Chairman of the Board        April 28, 1997
      --------------------    and President (Principal
      John N. Breazeale       Executive Officer)


                              Treasurer (Principal         April 28, 1997
      /s/NEAL J. ANDREWS      Financial Officer)
      --------------------
      Neal J. Andrews


            *                 Trustee                      April 28, 1997
      --------------------
      Esther S. Gordon


            *                 Trustee                      April 28, 1997
      --------------------
      Robert L. Lehrer

            *                 Trustee                      April 28, 1997
      --------------------
      Martin D. Weiss


            *                 Trustee                      April 28, 1997
      --------------------
      Donald Wilk



*By: /s/ JOSEPH R. FLEMING
     ---------------------
       Joseph R. Fleming
       Attorney-in-fact



* Executed pursuant to powers of attorney filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement.

EXHIBIT INDEX



5a.   Investment Advisory Agreement between the Registrant, on behalf of Weiss
Treasury Only Money Market Fund, and Weiss Money Management, Inc.



5b.   Investment Advisory Agreement between the Registrant, on behalf of Weiss
Intermediate Treasury Fund, and Weiss Money Management, Inc.



5c.   Investment Advisory Agreement between the Registrant, on behalf of Weiss
Treasury Bond Fund, and Weiss Money Management, Inc.



6.    Distribution Agreement between the Registrant and Weiss Funds, Inc.



8a.   Custodian Agreement between the Registrant and PNC Bank.



8b.   Letter Agreement to Custodian Agreement between the Registrant and PNC.



8c.   Transfer Agency and Service Agreement between the Registrant and PFPC,
Inc.



8d.   Letter Agreement to Transfer Agency and Service Agreement between the
Registrant and PFPC, Inc.



8e.   Administration and Accounting Services Agreement between the Registrant and PFPC, Inc.



8f.   Letter Agreement to Administration and Accounting Services Agreement
between the Registrant and PFPC, Inc.



11.   Opinion and Consent of Coopers & Lybrand L.L.P.



16.   Schedule for Computation of Performance Quotations.



17.   Financial Data Schedules.